Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other current payables [abstract]
Trade payables	$ 112,584	$ 93,325
Taxes payable	66,203	23,946
Accrued expenses	179,012	127,816
Deferred revenue	8,891	8,943
Accounts payable and accrued liabilities	$ 366,690	$ 254,030